      As filed with the Securities and Exchange Commission on July 7, 2000

                                                     1933 Act File No. 33-11387
                                                     1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
         Pre-Effective Amendment No.
                                                                           [ ]
         Post-Effective Amendment No.          32                          [X]
                                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
         Amendment No.                         33
                                             ------

                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

         Approximate Date of Proposed Public Offering      July 7, 2000
                                                      ----------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on July 7, 2000 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust and the Quantitative Master Series Trust, the master trusts, and the American AAdvantage Funds, the feeder trust.

                           AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT


This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Institutional Class consisting of the following American AAdvantage Funds: Large Cap Growth Fund, Emerging
         Markets Fund, Small Cap Index Fund, and International Equity Index Fund

         Prospectus for the AMR Class consisting of the following American AAdvantage Funds: Large Cap Growth Fund, Emerging Markets Fund, Small Cap Index Fund, and International Equity Index Fund

         Statement of Additional Information for the AMR Class and Institutional Class of the following American AAdvantage Funds: Large Cap Growth Fund, Emerging Markets Fund, Small Cap Index Fund and International Equity Index Fund

         Part C

         Signature Pages

         Exhibits

INSTITUTIONAL CLASS



                                                                       [GRAPHIC]





              PROSPECTUS
             JULY 7, 2000




[AMERICAN AADVANTAGE FUNDS(R) LOGO]





                              Large Cap Growth Fund

                              Emerging Markets Fund

                              Small Cap Index Fund

                              International Equity Index Fund











Managed by AMR Investment Services, Inc.         The Securities and Exchange
                                                 Commission does not guarantee
                                                 that the information in this
                                                 Prospectus or any other mutual
                                                 fund's prospectus is accurate
                                                 or complete, nor does it judge
                                                 the investment merit of these
                                                 Funds. To state otherwise is a
                                                 criminal offense.

                      [AMERICAN AADVANTAGE FUNDS(R) LOGO]

                             - INSTITUTIONAL CLASS -





TABLE OF CONTENTS

About the Funds
Overview...................................................2
Large Cap Growth Fund......................................3
Emerging Markets Fund......................................5
Small Cap Index Fund.......................................8
International Equity Index Fund...........................10
The Manager...............................................12
The Investment Advisers...................................12
Valuation of Shares.......................................13

About Your Investment
Purchase and Redemption of Shares.........................13
Distributions and Taxes...................................15

Additional Information
Distribution of Trust Shares..............................16
Master-Feeder Structure...................................16
Additional Information............................Back Cover

ABOUT THE FUNDS

OVERVIEW

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The Funds operate under a master-feeder structure. This means that the Large Cap Growth and Emerging Markets Funds each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and investment objective. The Small Cap Index Fund and the International Equity Index Fund (the "Index Funds") each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series Trust ("Index Trust") having an identical investment objective to the Index Fund. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), wholly owned by Merrill Lynch & Co., Inc. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure."

American AAdvantage
LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily at least 65% of the total assets of this Fund are invested in equity securities of large-capitalization U.S. companies with market capitalizations of $5 billion or more at the time of investment that the investment advisers believe have above-average growth potential. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers, Goldman Sachs Asset Management ("GSAM") and J.P. Morgan Investment Management Inc. ("J.P. Morgan").

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index. GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions. However, different parts of the stock market and different types of equity securities may react differently. For example, the growth stocks in which the Fund invests are typically more volatile than value stocks.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. However, GSAM and J.P. Morgan have experience managing other accounts with investment objectives, policies and strategies substantially similar to those of the Fund. To view the historical performance of these similar accounts, please see Historical Performance of Similar Accounts.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.63%
Distribution (12b-1) Fees                           0.00
Other Expenses                                      0.59(2)

Total Annual Fund Operating Expenses                1.22%

Fee Waiver and/or Expense Reimbursement             0.23%(3)
Net Expenses                                        0.99%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2)  Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2001 to the extent that Total Annual Fund Operating Expenses exceed 0.99%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year..................................................$101
3 Years.................................................$364

American AAdvantage
LARGE CAP GROWTH FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance of Similar Accounts

The performance shown below consists of the Goldman Sachs CORE Russell 1000 Growth Aggressive Composite ("GSAM Composite") and the J.P. Morgan Research Optimized Equity Growth Composite ("J.P. Morgan Composite"), which are composites of all accounts that have investment objectives, policies and strategies substantially similar to those of the Fund. The returns for the GSAM Composite are shown net of investment advisory fees. The J.P. Morgan Composite returns reflect the deduction of the highest annual management fee charged by J.P. Morgan for this type of account. Applying the Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.


[GRAPH]


                                 GSAM COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 FOR EACH YEAR

    92        93        94          95        96        97        98        99
  ------    ------    ------      ------    ------    ------    ------    ------
   0.33%    12.09%     7.44%      37.76%    31.78%    32.80%    28.57%    37.51%

Total Return for the Quarter Ended 3/31/00              5.76%
Highest Quarterly Return:                              25.00%
    (1/1/92 through 12/31/99)                     (4th Quarter 1998)
Lowest Quarterly Return:                              (15.82%)
    (1/1/92 through 12/31/99)                     (3rd Quarter 1998)

[GRAPH]

                             J.P. MORGAN COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 FOR EACH YEAR

   94       95        96        97        98        99
 ------   ------    ------    ------    ------    ------
  2.30%  38.13%    25.73%    31.86%    40.94%    25.08%


Total Return for the Quarter Ended 3/31/00              5.75%
Highest Quarterly Return:                              27.57%
    (1/1/94 through 12/31/99)                     (4th Quarter 1998)
Lowest Quarterly Return:                               (9.58)%
    (1/1/94 through 12/31/99)                     (3rd Quarter 1998)


                                  Average Annual Total Return
                                        as of 12/31/99
                                  ---------------------------
                                                    Since
                                  1 Year  5 Years  Inception(2)
                                  ------  -------  ------------

GSAM Composite                     37.51%   33.64%        24.57%
J.P. Morgan Composite              25.08%   32.19%        25.17%
Lipper Large-Cap Growth Index      34.81%   30.74%        22.08%
                                                          24.25%
Russell 1000(R)Growth Index(1)     33.16%   32.41%        22.49%
                                                          25.38%

(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

(2) The inception dates for the GSAM and J.P. Morgan Composites are 12/1/91 and 4/30/93, respectively. The Since Inception returns for the indices are from 11/30/91 and 4/30/93, respectively.

American AAdvantage
EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 65% of the total assets of this Fund are invested in equity securities of issuers that:

     o are primarily listed on the trading market of an emerging market country;

     o    are headquartered in an emerging market country; or

     o derive 50% or more of their revenues from operations in an emerging market country.

An emerging market country is one that:

     o has an emerging stock market as defined by the International Finance Corporation (IFC);

     o    has a low- to middle-income economy according to the World Bank;

     o is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

     o    has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers, Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley") and The Boston Company Asset Management, LLC ("The Boston Company").

Morgan Stanley combines a top-down country allocation investment approach with bottom-up stock selection. Morgan Stanley first allocates the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Morgan Stanley then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, Morgan Stanley emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

EMERGING MARKETS

The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies of emerging markets countries tend to be more unstable than the economies of developed countries resulting in more volatile rates of return than the developed market and substantially greater risk to investors.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

American AAdvantage
EMERGING MARKETS FUND(SM)  -- (CONTINUED)
--------------------------------------------------------------------------------

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. However, Morgan Stanley and The Boston Company have experience managing other accounts with investment objectives, policies and strategies substantially similar to those of the Fund. To view the historical performance of these similar accounts, please see Historical Performance of Similar Accounts.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     1.01%
Distribution (12b-1) Fees                           0.00
Other Expenses                                      0.77(2)

Total Annual Fund Operating Expenses                1.78%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2)  Other Expenses are based on estimates for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR.................................................$181
3 YEARS................................................$560

Historical Performance of Similar Accounts

The performance shown below is for the Morgan Stanley Dean Witter Emerging Markets Equity Composite ("Morgan Stanley Composite") and The Boston Company Emerging Markets Value Equity Management Composite ("The Boston Company Composite"), which are composites of all accounts that have investment objectives, policies and strategies substantially similar to those of the Fund. The returns for the Morgan Stanley Composite are shown net of investment advisory fees, whereas The Boston Company Composite returns are shown gross of investment advisory fees. Applying the Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. Emerging markets performed exceptionally well in 1999, and the accounts shown here benefited from that performance. Investors should maintain realistic expectations for future performance. Such performance may not be sustainable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

[GRAPH]

                            MORGAN STANLEY COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

  92          93          94          95          96        97        98        99
------      ------      -------    --------     ------    -------  --------   -------
14.42%      88.27%      (7.39)%    (13.44)%     11.66%    (2.53)%  (24.33)%   102.54%


Total Return for the Quarter Ended 3/31/00           8.25%
Highest Quarterly Return:                           51.96%
    (1/1/92 through 12/31/99)                (4th Quarter 1999)
Lowest Quarterly Return:                           (23.52)%
    (1/1/92 through 12/31/99)                (3rd Quarter 1998)

[GRAPH]

                          THE BOSTON COMPANY COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

 96        97        98         99
-----     -----    ------      -----
20.02%    (0.24)%  (17.64)%    76.98%


Total Return for the Quarter Ended 3/31/00           1.01%
Highest Quarterly Return:                           33.49%
    (1/1/96 through 12/31/99)                (2nd Quarter 1999)
Lowest Quarterly Return:                           (19.41)%
    (1/1/96 through 12/31/99)                (3rd Quarter 1998)

                                         Average Annual Total Return
                                               as of 12/31/99
                                        ------------------------------
                                                             Since
                                        1 Year   5 Years  Inception(2)
                                        ------   -------  ------------

Morgan Stanley Composite                102.54%   7.62%      14.61%
The Boston Company Composite             76.98%    N/A       12.69%
Lipper Emerging Markets Index           122.55%   8.86%      10.84%
MSCI Emerging Markets Free Index(1)      66.41%   2.00%      10.35%
                                                              2.99%

(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

(2) The inception dates for the Morgan Stanley and The Boston Company composites are 11/30/91 and 7/1/95, respectively. The Since Inception return for the Lipper Emerging Markets Index is only shown from 6/30/95, as the Index does not have historical performance dating back to 11/30/91. The Since Inception return for the MSCI Emerging Markets Free Index is shown from 11/30/91 and 6/30/95, respectively.

American AAdvantage
SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

To match the performance of the Russell 2000(R) Index (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of May 31, 2000, the weighted average market capitalization of the Russell 2000 was approximately $1.5 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Russell 2000. As a result of this strategy, the Fund will be a non-diversified fund.

The Fund invests all of its investable assets in the Master Small Cap Index Series, a corresponding portfolio of the Index Trust having an identical investment objective to the Fund and managed by Fund Asset Management, L.P.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index.


Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK

The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAP RISK

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

DERIVATIVES RISK

Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

American AAdvantage
SMALL CAP INDEX FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Additional Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. However, a feeder fund that invests all of its investable assets in the same master portfolio, has been offering its shares since April 9, 1997. To view the historical performance of this feeder fund, please see Historical Performance of a Similar Fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.08%(2)
Distribution (12b-1) Fees                           0.00
Other Expenses                                      1.94(3)

Total Annual Fund Operating Expenses                2.02%

Fee Waiver and/or Expense Reimbursement             1.52%(4)
NET EXPENSES                                        0.50%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2) FAM has contractually agreed to waive a portion of its investment advisory fee. After such waiver, the Management Fee is 0.01%.

(3)  Other Expenses are based on estimates for the current fiscal year.

(4) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2001 to the extent that Total Annual Fund Operating Expenses exceed 0.50%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................................$51
3 YEARS................................................$486

Historical Performance of a Similar Fund

The Merrill Lynch Small Cap Index Fund (the "Merrill Lynch Fund"), a feeder fund that invests all of its investable assets in the same master portfolio, has been offering its shares since April 9, 1997. The performance shown below is for the Merrill Lynch Fund. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the Merrill Lynch Fund. Because the Merrill Lynch Fund had higher expenses, its performance was worse than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                               MERRILL LYNCH FUND
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                    98                  99
                  (3.14)%             20.79%


Total Return for the Quarter Ended 3/31/00           7.39%
Highest Quarterly Return:                           18.48%
    (1/1/98 through 12/31/99)                 (4th Quarter 1999)
Lowest Quarterly Return:                           (20.05)%
    (1/1/98 through 12/31/99)                 (4th Quarter 1998)

                                 Average Annual Total Return
                                        as of 12/31/99
                                 ---------------------------
                                                   Since
                                                 Inception
                                   1 Year         (4/9/97)
                                   ------        ---------
Merrill Lynch Fund                 20.79%         15.63%
Lipper Small-Cap Core Index        26.10%         17.86%(2)
Russell 2000 Index(1)              21.26%         16.58%(2)

(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

(2)  The Since Inception return is from 3/31/97.

American AAdvantage
INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

To match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund invests all of its investable assets in the Master International (Capitalization Weighted) Index Series, a corresponding portfolio of the Index Trust having an identical investment objective to the Fund and managed by Fund Asset Management, L.P.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Index. As a result of this strategy, the Fund will be a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

TRACKING ERROR RISK

The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

American AAdvantage
INTERNATIONAL EQUITY INDEX FUND(SM) -- (CONTINUED)
-------------------------------------------------------------------------------

DERIVATIVES RISK

Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.01%
Distribution (12b-1) Fees                           0.00
Other Expenses                                      1.93(2)

Total Annual Fund Operating Expenses                1.94%

Fee Waiver and/or Expense Reimbursement             1.34%(3)
NET EXPENSES                                        0.60%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2)  Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2001 to the extent that Total Annual Fund Operating Expenses exceed 0.60%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR..................................................$61
3 YEARS................................................$479

The Manager

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2000, the Manager had approximately $23.3 billion of assets under management, including approximately $10.1 billion under active management and $13.2 billion as named fiduciary of financial adviser. Of the total, approximately $14.9 billion of assets were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and allocates assets among investment advisers. In addition, for the Large Cap Growth and Emerging Markets Funds, the Manager

o    selects and changes investment advisers (subject to requisite approvals),

o    monitors the investment advisers' investment programs and results,

o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

o oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

o invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of each Fund. To the extent that a Fund invests all of its investable assets in a portfolio other than the AMR Trust, the Manager will not receive an advisory fee from the Fund. Since the Index Funds invest all of their investable assets in corresponding portfolios of the Index Trust, they each pay an advisory fee to FAM, the adviser of the Index Trust. As compensation for its services as adviser (and for assuming ordinary operating expenses, including ordinary legal and audit expenses), FAM receives a fee at an annual rate of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.07% of the average daily net assets of the International Equity Index Fund.

In addition, the Large Cap Growth and Emerging Markets Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities of the Large Cap Growth and Emerging Markets Funds. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Funds. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

The Investment Advisers

Set forth below is a brief description of the investment advisers for each Fund. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers of the Large Cap Growth Fund or Emerging Market Funds without approval of a Fund's shareholders, but subject to approval of the American AAdvantage Trust (the "Trust") Board of Trustees ("Board") and the AMR Trust Board of Trustees ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

FUND ASSET MANAGEMENT, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc. Assets under management as of March 31, 2000, were approximately $568 billion. FAM serves as investment adviser to the Index Trust.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM"), 32 Old Slip, New York, New York 10005, is a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. As of March 31, 2000, GSAM, along with other units of IMD, manages over $267.8 billion in assets. GSAM serves as one of the investment advisers to the Large Cap Growth Fund.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of J.P. Morgan & Co. As of March 31, 2000, assets under management were approximately $376 billion. J.P. Morgan serves as one of the investment advisers to the Large Cap Growth Fund.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("Morgan Stanley"), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. As of March 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed assets of approximately $179.4 billion, including assets under fiduciary advice. Morgan Stanley serves as one of the investment advisers to the Emerging Markets Fund.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), is a subsidiary of Mellon Financial Corporation. Assets under management as of March 31, 2000 were $24.5 billion. The Boston Company serves as one of the investment advisers to the Emerging Markets Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser are considered when calculating the fees for each investment adviser. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, the AMR Trust Board or the Index Trust Board of Trustees, as applicable, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the master portfolio's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the Emerging Markets and International Equity Index Funds invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

About Your Investment

Purchase and Redemption of Shares

Eligibility

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

o agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company of financial advisor acts as agent or fiduciary);

o    endowment funds and charitable foundations;

o employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

o    qualified pension and profit sharing plans;

o    cash and deferred arrangements under Section 401(k) of the Code;

o    corporations; and

o    other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through aggregated purchase order for more than one client.

Purchase Policies

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for trading.

If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account

A completed, signed application is required to open an account. You may request an application form by:

o    calling (800) 967-9009, or

o visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                            American AAdvantage Funds
                            P.O. Box 619003, MD 5645
                           DFW Airport, TX 75261-9003

                                   or Fax to:
                        (817) 967-0768 or (817) 931-4331

Redemption Policies

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 658-5811. Wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption order for a Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekends and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio.

HOW TO PURCHASE SHARES
To Make an Initial Purchase                                           To Add to an Existing Account
------------------------------------------------------------------------------------------------------------------------------------
By Wire
------------------------------------------------------------------------------------------------------------------------------------
If your  account  has  been  established,  you may  call  (800)       Call (800) 658-5811 to purchase shares by wire. Send a bank
658-5811 to purchase  shares by wire. Send a bank wire to State       wire to State Street Bank & Trust Co. with these instructions:
Street Bank & Trust Co. with these instructions:

o        ABA# 0110-0002-8; AC 9905-342-3                              o        ABA# 0110-0002-8; AC 9905-342-3

o        Attn: American AAdvantage Funds-Institutional Class          o        Attn: American AAdvantage Funds-Institutional Class

o        the Fund name and Fund number                                o        the Fund name and Fund number

o        shareholder's account number and registration                o        shareholder's account number and registration
------------------------------------------------------------------------------------------------------------------------------------
By Check
------------------------------------------------------------------------------------------------------------------------------------
o        Make check payable to American AAdvantage Funds              o        Include the shareholder's  account number, Fund name
                                                                               and Fund number on the check
o        Include the Fund name, Fund number and  "Institutional
         Class" on the check                                          o        Mail the check to:
                                                                               American AAdvantage Funds
o        Mail the check to:                                                    P.O. Box 219643
         American AAdvantage Funds                                             Kansas City, MO 64121-9643
         P.O. Box 219643
         Kansas City, MO 64121-9643

------------------------------------------------------------------------------------------------------------------------------------
By Exchange
------------------------------------------------------------------------------------------------------------------------------------
Shares of a Fund may be purchase by exchange from another American AAdvantage
Fund if the shareholder has owned Institutional Class shares of the other
American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.

HOW TO REDEEM SHARES
Method                                                                Additional Information
------------------------------------------------------------------------------------------------------------------------------------
By Telephone
------------------------------------------------------------------------------------------------------------------------------------
Call (800) 658-5811 to request a redemption.                          Proceeds from redemptions  placed by telephone will generally be transmitted by wire only, as instructed on the  application form.
------------------------------------------------------------------------------------------------------------------------------------
By Mail
------------------------------------------------------------------------------------------------------------------------------------
Write a letter of instruction including:                              o        Other supporting documents may be required for
                                                                               estates, trusts, guardianships, custodians,
o        the Fund name and Fund number                                         corporations, and welfare, pension and profit sharing
                                                                               plans. Call (800) 658-5811 for instructions.
o        shareholder account number
                                                                      o        Proceeds will only be mailed to the account address
                                                                               of record or transmitted by wire to a commercial bank
o        shares or dollar amount to be redeemed                                account designated on the account application form.

o        authorized  signature(s) of all persons required to          o        A signature guarantee is required for redemption
         sign for the account                                                  orders:

Mail to:                                                                       o        in amounts of $100,000 or more
         American AAdvantage Funds
         P.O. Box 219643                                                       o        with a request to send the proceeds to an
         Kansas City, MO 64121-9643                                                     address or commercial bank account other
                                                                                        than the address or commercial bank account
                                                                                        designated on the account application, or

                                                                               o        for an account whose address has changed
                                                                                        within the last 30 days.
------------------------------------------------------------------------------------------------------------------------------------
By Exchange
------------------------------------------------------------------------------------------------------------------------------------
Shares of a Fund may be redeemed in exchange for another American AAdvantage
Fund-Institutional Class if the shareholder has owned Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.

General Policies

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

o The Funds, their officers, trustees, directors, employees or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

o The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

o Reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

o    Modify or terminate the exchange privilege at any time,

o Terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund during any three-month period,

o Seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid at least annually for each Fund.

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether dividends are reinvested. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the Emerging Markets and International Equity Index Funds. These Funds may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to shareholders. In the latter event, shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

A portion of the income dividends paid by the Large Cap Growth and Small Cap Index Funds is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. The Emerging Markets and International Equity Index Funds' dividends most likely will not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

Shareholders may realize a taxable gain or loss when selling or exchanging shares. That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION

Distribution of Trust Shares

The Trust does not incur any direct distribution expenses related to Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Trust begins to incur distribution expenses for the Funds, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                           --------------------------
                                    Investor
                           --------------------------

                                             purchases shares of

                           --------------------------
                                   Feeder Fund
                           --------------------------

                                             Which invests in

                           --------------------------
                                   Master Fund
                           --------------------------

                                             Which buys

                           --------------------------
                              Investment Securities
                           --------------------------

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

ADDITIONAL INFORMATION

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 658-5811.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).
--------------------------------------------------------------------------------


To obtain more information about the Funds or to request a copy of the SAI:


   BY TELEPHONE:                  BY MAIL:                            BY E-MAIL:                          ON THE INTERNET:
Call (800) 658-5811       American AAdvantage Funds      american aadvantagefunds@aa.com        Visit our website at www.aafunds.com
                          P.O. Box 619003, MD 5645                                              Visit the SEC website at www.sec.gov
                         DFW Airport, TX 75261-9003


Copies of the SAI may also be obtained from the SEC Public Reference Room, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The Public Reference Room can be reached at (202) 942-8090.



FUND SERVICE PROVIDERS:

CUSTODIAN                      TRANSFER AGENT                INDEPENDENT AUDITORS                           DISTRIBUTOR
STATE STREET BANK AND          NATIONAL FINANCIAL DATA       ERNST & YOUNG LLP                              SWS FINANCIAL SERVICES
TRUST                          SERVICES                      Dallas, Texas                                  Dallas, Texas
Boston, Massachusetts          Kansas City, Missouri




                      [AMERICAN AADVANTAGE FUNDS(R) LOGO]



                            SEC File Number 811-4984




American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Large Cap Growth Fund, American AAdvantage Emerging Markets Fund, American AAdvantage Small Cap Index Fund, and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

[AMERICAN AADVANTAGE FUNDS(R) LOGO]



                                                   [GRAPHIC]


         PROSPECTUS
       JULY 7, 2000







         AMR CLASS
         -------------------------------------------------------
                               Large Cap Growth Fund

                               Emerging Markets Fund


         INSTITUTIONAL CLASS
         -------------------------------------------------------
                               Small Cap Index Fund

                               International Equity Index Fund






Managed by AMR Investment Services, Inc.               The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                       investment merit of these Funds. To state otherwise is a
                                                       criminal offense.

                      [AMERICAN AADVANTAGE FUNDS(R) LOGO]



TABLE OF CONTENTS

About the Funds
Overview.................................................     2
Large Cap Growth Fund....................................     3
Emerging Markets Fund....................................     5
Small Cap Index Fund.....................................     8
International Equity Index Fund..........................    10
The Manager..............................................    12
The Investment Advisers..................................    12
Valuation of Shares......................................    13

About Your Investment
Purchase and Redemption of Shares........................    13
Distributions and Taxes..................................    14

Additional Information
Distribution of Trust Shares.............................    15
Master-Feeder Structure..................................    15
Additional Information............................Back Cover



ABOUT THE FUNDS
--------------------------------------------------------------------------------

OVERVIEW

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The Funds operate under a master-feeder structure. This means that the Large Cap Growth and Emerging Markets Funds each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and investment objective. The Small Cap Index Fund and the International Equity Index Fund (the "Index Funds") each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series Trust ("Index Trust") having an identical investment objective to the Index Fund. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure."

American AAdvantage
LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily at least 65% of the total assets of this Fund are invested in equity securities of large-capitalization U.S. companies with market capitalizations of $5 billion or more at the time of investment that the investment advisers believe have above-average growth potential. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers, Goldman Sachs Asset Management ("GSAM") and J.P. Morgan Investment Management Inc. ("J.P. Morgan").

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index. GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions. However, different parts of the stock market and different types of equity securities may react differently. For example, the growth stocks in which the Fund invests are typically more volatile than value stocks.


ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. However, GSAM and J.P. Morgan have experience managing other accounts with investment objectives, policies and strategies substantially similar to those of the Fund. To view the historical performance of these similar accounts, please see Historical Performance of Similar Accounts.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.63%
Distribution (12b-1) Fees                           0.00
Other Expenses                                      0.34(2)

Total Annual Fund Operating Expenses                0.97%

Fee Waiver and/or Expense Reimbursement             0.22%(3)
NET EXPENSES                                        0.75%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2)  Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2001 to the extent that Total Annual Fund Operating Expenses exceed 0.75%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................................$ 77
3 YEARS.................................................$287

American AAdvantage
LARGE CAP GROWTH FUND (SM) --  (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance of Similar Accounts

The Performance shown below consists of the Goldman Sachs CORE Russell 1000 Growth Aggressive Composite ("GSAM Composite") and the J.P. Morgan Research Optimized Equity Growth Composite ("J.P. Morgan Composite"), which are composites of all accounts that have investment objectives, policies and strategies substantially similar to those of the Fund. The returns for the GSAM Composite are shown net of investment advisory fees. The J.P. Morgan Composite returns reflect the deduction of the highest annual management fee charged by J.P. Morgan for this type of account. Applying the Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

                                 GSAM COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]


    92       93       94      95      96      97      98      99
  ------   ------   ------  ------  ------  ------  ------  ------
   0.33%   12.09%    7.44%  37.76%  31.78%  32.80%  28.57%  37.51%


Total Return for the Quarter Ended 3/31/00  5.76%

Highest Quarterly Return:                   25.00%
    (1/1/92 through 12/31/99)          (4th Quarter 1998)
Lowest Quarterly Return:                   (15.82%)
    (1/1/92 through 12/31/99)          (3rd Quarter 1998)

                             J.P. MORGAN COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                                    [GRAPH]

    94          95        96        97        98        99
  ------      ------    ------    ------    ------    ------
   2.30%      38.13%    25.73%    31.86%    40.94%    25.08%

Total Return for the Quarter Ended 3/31/00  5.75%

Highest Quarterly Return:                  27.57%
    (1/1/94 through 12/31/99)          (4th Quarter 1998)
Lowest Quarterly Return:                   (9.58%)
    (1/1/94 through 12/31/99)          (3rd Quarter 1998)

                                   Average Annual Total Return
                                   ---------------------------
                                         as of 12/31/99
                                   ---------------------------
                                                        Since
                                  1 Year   5 Years   Inception(2)
                                  ------   -------   ------------


GSAM Composite                    37.51%    33.64%      24.57%
J.P. Morgan Composite             25.08%    32.19%      25.17%
Lipper Large-Cap Growth Index     34.81%    30.74%      22.08%
                                                        24.25%
Russell 1000(R) Growth Index(1)   33.16%    32.41%      22.49%
                                                        25.38%


(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

(2) The inception dates for the GSAM and J.P. Morgan Composites are 12/01/91 and 04/30/93, respectively. The Since Inception returns for the indices are from 11/30/91 and 04/30/93, respectively.

American AAdvantage
EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

Long-term capital appreciation.

Principal Strategies

Ordinarily, at least 65% of the total assets of this Fund are invested in equity securities of issuers that:

o    are primarily listed on the trading market of an emerging market country;

o    are headquartered in an emerging market country; or

o derive 50% or more of their revenues from operations in an emerging market country.

An emerging market country is one that:

o has an emerging stock market as defined by the International Finance Corporation (IFC);

o    has a low- to middle-income economy according to the World Bank;

o is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

o    has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers, Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley") and The Boston Company Asset Management, LLC ("The Boston Company").

Morgan Stanley combines a top-down country allocation investment approach with bottom-up stock selection. Morgan Stanley first allocates the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Morgan Stanley then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, Morgan Stanley emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

EMERGING MARKETS

The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies of emerging markets countries tend to be more unstable than the economies of developed countries resulting in more volatile rates of return than the developed market and substantially greater risk to investors.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

American AAdvantage
EMERGING MARKETS FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. However, Morgan Stanley and The Boston Company have experience managing other accounts with investment objectives, policies and strategies substantially similar to those of the Fund. To view the historical performance of these similar accounts, please see Historical Performance of Similar Accounts.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     1.01%
Distribution (12b-1) Fees                           0.00
Other Expenses                                      0.52(2)

Total Annual Fund Operating Expenses                1.53%


(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2)  Other Expenses are based on estimates for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................................$156
3 YEARS.................................................$483

Historical Performance of Similar Accounts

The performance shown below is for the Morgan Stanley Dean Witter Emerging Markets Equity Composite ("Morgan Stanley Composite") and The Boston Company Emerging Markets Value Equity Management Composite ("The Boston Company Composite"), which are composites of all accounts that have investment objectives, policies and strategies substantially similar to those of the Fund. The returns for the Morgan Stanley Composite are shown net of investment advisory fees, whereas The Boston Company Composite returns are shown gross of investment advisory fees. Applying the Fund's expense structure to the composites would have lowered the performance results shown. Certain restrictions imposed by law on registered investment companies, such as the Fund, are not applicable to the private accounts included in the composites and may have adversely affected the performance of the composites had they been applicable. Emerging markets performed exceptionally well in 1999, and the accounts shown here benefited from that performance. Investors should maintain realistic expectations for future performance. Such performance may not be sustainable. THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

                                     [GRAPH]

                            MORGAN STANLEY COMPOSITE
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

           92       93       94       95       96         97         98         99
         ------   ------   ------   ------   ------     ------     ------     ------
         14.42%   88.27%  (7.39)%  (13.44%)  11.66%     (2.53%)    (24.33%)   102.54%

Total Return for the Quarter Ended 3/31/00          8.25%
Highest Quarterly Return:                          51.96%
    (1/1/92 through 12/31/99)                (4th Quarter 1999)
Lowest Quarterly Return:                          (23.52)%
    (1/1/92 through 12/31/99)                (3rd Quarter 1998)

                                    [GRAPH]

                          THE BOSTON COMPANY COMPOSITE

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

           96       97       98        99
         ------   ------   ------    ------
         20.02%   (0.24)%  (17.64)%  76.98%

Total Return for the Quarter Ended 3/31/00         1.01%
Highest Quarterly Return:                         33.49%
    (1/1/96 through 12/31/99)               (2nd Quarter 1999)
Lowest Quarterly Return:                         (19.41)%
    (1/1/96 through 12/31/99)               (3rd Quarter 1998)



                                     Average Annual Total Return
                                     ---------------------------
                                            as of 12/31/99
                                     ---------------------------
                                                         Since
                                      1 Year  5 Years  Inception(2)
                                      ------  -------  ------------
Morgan Stanley Composite              102.54%   7.62%    14.61%
The Boston Company Composite           76.98%    N/A     12.69%
Lipper Emerging Markets Index         122.55%   8.86%    10.84%
MSCI Emerging Markets Free Index(1)    66.41%   2.00%    10.35%
                                                          2.99%



(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

(2) The inception dates for the Morgan Stanley and The Boston Company composites are 11/30/91 and 7/1/95, respectively. The Since Inception return for the Lipper Emerging Markets Index is only shown from 6/30/95, as the Index does not have historical performance dating back to 11/30/91. The Since Inception return for the MSCI Emerging Markets Free Index is shown from 11/30/91 and 6/30/95, respectively.

American AAdvantage
SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

To match the performance of the Russell 2000(R) Index (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of May 31, 2000, the weighted average market capitalization of the Russell 2000 was approximately $1.5 billion. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Russell 2000. As a result of this strategy, the Fund will be a non-diversified fund.

The fund invests all of its investable assets in the Master Small Cap Index Series, a corresponding portfolio of the Index Trust having an identical investment objective to the Fund and managed by Fund Asset Management, L.P.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK

The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAP RISK

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

DERIVATIVES RISK

Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

American AAdvantage
SMALL CAP INDEX FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns. However, a feeder fund that invests all of its investable assets in the same master portfolio, has been offering its shares since April 9, 1997. To view the historical performance of this feeder fund, please see Historical Performance of a Similar Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.08%(2)
Distribution (12b-1) Fees                           0.00
Other Expenses                                      1.94(3)

Total Annual Fund Operating Expenses                2.02%

Fee Waiver and/or Expense Reimbursement             1.52%(4)
Net Expenses                                        0.50%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2) FAM has contractually agreed to waive a portion of its investment advisory fee. After such waiver, the Management Fee is 0.01%.

(3)  Other Expenses are based on estimates for the current fiscal year.

(4) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2001 to the extent that Total Annual Fund Operating Expenses exceed 0.05%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................................$ 51
3 YEARS.................................................$486

Historical Performance of a Similar Fund

The Merrill Lynch Small Cap Index Fund (the "Merrill Lynch Fund"), a feeder fund that invests all of its investable assets in the same master portfolio, has been offering its shares since April 9, 1997. The performance shown below is for the Merrill Lynch Fund. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the Merrill Lynch Fund. Because the Merrill Lynch Fund had higher expenses, its performance was worse than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

                               MERRILL LYNCH FUND
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

                     98                 99
                     --                 --
                  (3.14%)             20.79%


Total Return for the Quarter Ended 3/31/00  7.39%
Highest Quarterly Return:                  18.48%
    (1/1/98 through 12/31/99)          (4th Quarter 1999)
Lowest Quarterly Return:                  (20.05)%
    (1/1/98 through 12/31/99)          (4th Quarter 1998)


                                 Average Annual Total Return
                                 ---------------------------
                                        as of 12/31/99
                                 ---------------------------
                                                   Since
                                   1 Year        Inception
                                   ------        ---------
                                                  (4/9/97)
Merrill Lynch Fund                 20.79%         15.63%
Lipper Small-Cap Core Index        26.10%         17.86% (2)
Russell 2000 Index(1)              21.26%         16.58% (2)



(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

(2)  The Since Inception return is from 3/31/97.

American AAdvantage
INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

Investment Objective

To match the performance of the Morgan Stanley Capital International EAFE GDP Weighted Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund invest all of its investable assets in the Master International (Capitalization Weighted) Index Series, a corresponding portfolio of the Index Trust having an identical investment objective to the Fund and managed by Fund Asset Management, L.P.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Index. As a result of this strategy, the Fund will be a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index.

Principal Risk Factors

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

TRACKING ERROR RISK

The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

American AAdvantage
INTERNATIONAL EQUITY INDEX FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

DERIVATIVES RISK

Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Performance

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.01%
Distribution (12b-1) Fees                           0.00
Other Expenses                                      1.93(2)

Total Annual Fund Operating Expenses                1.94%

Fee Waiver and/or Expense Reimbursement             1.34%(3)
NET EXPENSES                                        0.60%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding portfolio.

(2)  Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2001 to the extent that Total Annual Fund Operating Expenses exceed 0.60%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR..................................................$ 61
3 YEARS.................................................$479

The Manager

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2000, the Manager had approximately $23.3 billion of assets under management, including approximately $10.1 billion under active management and $13.2 billion as named fiduciary of financial adviser. Of the total, approximately $14.9 billion of assets were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and allocates assets among investment advisers. In addition, for the Large Cap Growth and Emerging Markets Funds, the Manager

o    selects and changes investment advisers (subject to requisite approvals),

o    monitors the investment advisers' investment programs and results,

o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

o oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

o invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of each Fund. To the extent that a Fund invests all of its investable assets in a portfolio other than the AMR Trust, the Manager will not receive an advisory fee from the Fund. Since the Index Funds invest all of their investable assets in corresponding portfolios of the Index Trust, they each pay an advisory fee to FAM, the adviser of the Index Trust. As compensation for its services as adviser (and for assuming ordinary operating expenses, including ordinary legal and audit expenses), FAM receives a fee at an annual rate of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.07% of the average daily net assets of the International Equity Index Fund.

In addition, the Large Cap Growth and Emerging Markets Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits theses amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities of the Large Cap Growth and Emerging Markets Funds. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Funds. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

The Investment Advisers

Set forth below is a brief description of the investment advisers for each Fund. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers of the Large Cap Growth Fund or Emerging Market Funds without approval of a Fund's shareholders, but subject to approval of the American AAdvantage Trust (the "Trust") Board of Trustees ("Board") and the AMR Trust Board of Trustees ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

FUND ASSET MANAGEMENT, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc. Assets under management as of March 31, 2000 were approximately $568 billion. FAM serves as investment adviser to the Index Trust.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM"), 32 Old Slip, New York, New York 10005, is a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. As of March 31, 2000, GSAM, along with other units of IMD, manages over $267.8 billion in assets. GSAM serves as one of the investment advisers to the Large Cap Growth Fund.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of J.P. Morgan & Co. As of March 31, 2000, assets under management were approximately $376 billion. J.P. Morgan serves as one of the investment advisers to the Large Cap Growth Fund.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MORGAN STANLEY"), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. As of March 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed assets of approximately $179.4 billion, including assets under fiduciary advice. Morgan Stanley serves as one of the investment advisers to the Emerging Markets Fund.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), is a subsidiary of Mellon Financial Corporation. Assets under management as of March 31, 2000 were $24.5 billion. The Boston Company serves as one of the investment advisers to the Emerging Markets Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser are considered when calculating the fees for each investment adviser. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board and AMR Trust Board, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value.

The NAV of AMR and Institutional Class shares will be determined based on a pro rata allocation of the master portfolio's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the Emerging Markets and International Equity Index Funds invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

About Your Investment

Purchase and Redemption of Shares

Eligibility

AMR Class shares are offered only to investors in the tax-exempt retirement and benefit plans of AMR Corporation and its affiliates.

Purchase Policies

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV of the following day that the Fund is open for business.

Redemption Policies

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 492-9063 (for the Index Funds, please call
(800) 658-5811). Proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption order for a Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekends and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio.

HOW TO PURCHASE SHARES
To Make an Initial Purchase                                      To Add to an Existing Account
------------------------------------------------------------------------------------------------------------------------
By Wire
------------------------------------------------------------------------------------------------------------------------
Call (800) 492-9063 to purchase shares by wire. Send a           Call (800) 492-9063 to purchase shares by wire. Send a
bank wire to State Street Bank & Trust Co. with these            bank wire to State Street Bank & Trust Co. with these
instructions:                                                    instructions:

o    ABA# 0110-0002-8; AC 0002-888-6                             o    ABA# 0110-0002-8; AC 0002-888-6

o    Attn: American AAdvantage Funds-AMR Class                   o    Attn: American AAdvantage Funds-AMR Class

o    the Fund name and Fund number                               o    the Fund name and Fund number

o    shareholder's account number and registration               o    shareholder's account number and registration

------------------------------------------------------------------------------------------------------------------------
By Exchange
------------------------------------------------------------------------------------------------------------------------
Shares of a Fund may be purchase by exchange from another American AAdvantage Fund if the shareholder has owned AMR
Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 492-9063 to exchange shares.

HOW TO REDEEM SHARES

Method                                                           Additional Information
------------------------------------------------------------------------------------------------------------------------
By Telephone
------------------------------------------------------------------------------------------------------------------------
Call (800) 492-9063 to request a redemption.                     Proceeds from redemptions placed by telephone will
                                                                 generally be transmitted by wire only, as instructed on
                                                                 the application form.


------------------------------------------------------------------------------------------------------------------------
By Mail
------------------------------------------------------------------------------------------------------------------------
Write a letter of instruction including:                         Proceeds will only be mailed to the account address of
                                                                 record or transmitted by wire to a commercial bank
o    the Fund name and Fund number                               account designated on the account application form.

o    shareholder account number

o    shares or dollar amount to be redeemed

o    authorized signature


Mail to:

    State Street Bank & Trust Co.
    P.O. Box 1978
    Boston, MA 02105-1978
    Attn: American AAdvantage Funds

------------------------------------------------------------------------------------------------------------------------
By Exchange
------------------------------------------------------------------------------------------------------------------------
Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund Class if the shareholder has owned AMR
Class shares of the Fund for at least 15 days. Send a written request to the address above or call (800) 492-9063 to exchange shares.

General Policies

The following policies apply to instructions you may provide to the Funds by telephone:

o The Funds, their officers, trustees, directors, employees or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

o The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

o    modify or terminate the exchange privilege at any time,

o    limit the number of exchanges between Funds an investor may exercise, and

o seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid at least annually for each Fund.

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether dividends are reinvested. Distributions by a Fund of realized net short-term capital gains and gins from certain foreign currency transactions are similarly taxed. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the Emerging Markets and International Equity Index Funds. These Funds may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to shareholders. In the latter event, shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

A portion of the income dividends paid by the Large Cap Growth and Small Cap Index Funds is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax. The Emerging Markets and International Equity Index Funds' dividends most likely will not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans") pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisers for information on the tax consequences associated with participating in the Plans.

This is only a summary of some of the important tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION

Distribution of Trust Shares

The Trust does not incur any direct distribution expenses related to AMR Class or Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Trust begins to incur distribution expenses for the Funds, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                           --------------------------
                                    Investor
                           --------------------------

                                             purchases shares of

                           --------------------------
                                   Feeder Fund
                           --------------------------

                                             which invests in

                           --------------------------
                                   Master Fund
                           --------------------------

                                             which buys

                           --------------------------
                              Investment Securities
                           --------------------------

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 433-2434.


STATEMENT OF ADDITIONAL INFORMATION ("SAI")
--------------------------------------------------------------------------------
The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).
--------------------------------------------------------------------------------


To obtain more information about the Funds or to request a copy of the SAI:

   BY TELEPHONE:                BY MAIL:                            BY E-MAIL:                          ON THE INTERNET:
Call (800) 433-2434     American AAdvantage Funds      american aadvantagefunds@aa.com        Visit our website at www.aafunds.com
                        P.O. Box 619003, MD 5645                                              Visit the SEC website at www.sec.gov
                       DFW Airport, TX 75261-9003


Copies of the SAI may also be obtained from the SEC Public Reference Room, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The Public Reference Room can be reached at (202) 942-8090.


FUND SERVICE PROVIDERS:

----------------------------------------------------------------------------------------------------------------------------------
CUSTODIAN                      TRANSFER AGENT                 INDEPENDENT AUDITORS                         DISTRIBUTOR
STATE STREET BANK AND          NATIONAL FINANCIAL             ERNST & YOUNG LLP                            SWS FINANCIAL SERVICES
  TRUST                          DATA SERVICES                Dallas, Texas                                Dallas, Texas
Boston, Massachusetts          (INSTITUTIONAL CLASS)
                               Kansas City, Missouri


                               STATE STREET BANK AND
                                 TRUST (AMR CLASS)
                               Boston, Massachusetts
----------------------------------------------------------------------------------------------------------------------------------



                       [AMERICAN AADVANTAGE FUNDS(R) LOGO]

                            SEC File Number 811-4984



American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Large Cap Growth Fund, American AAdvantage Emerging Markets Fund, American AAdvantage Small Cap Index Fund, and American AAdvantage International Equity Index Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                  AMERICAN AADVANTAGE EMERGING MARKETS FUND(SM)
             AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
                  AMERICAN AADVANTAGE LARGE CAP GROWTH FUND(SM)
                  AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)

                               -- AMR CLASS(SM) --
                            -- INSTITUTIONAL CLASS --

                                  JULY 7, 2000

         The American AAdvantage Emerging Markets Fund (the "Emerging Markets Fund"), American AAdvantage International Equity Index Fund (the "International Index Fund"), American AAdvantage Large Cap Growth Fund (the "Large Cap Growth Fund"), and American AAdvantage Small Cap Index Fund (the "Small Cap Index Fund"), (individually, a "Fund" and collectively, the "Funds") are four separate investment portfolios of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective, and distinct purpose and strategy. The Emerging Markets and Large Cap Growth Funds offer the AMR and Institutional Classes of shares, which are designed to meet the needs of different groups of investors. The International Index and Small Cap Index Funds only offer the Institutional Class of shares. This Statement of Additional Information ("SAI") relates to the AMR and Institutional Classes of the Trust.

         The Emerging Markets Fund and the Large Cap Growth Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective to the investing Fund. The AMR Trust is a separate investment company managed by AMR Investment Services, Inc. (the "Manager"). The International Index Fund and the Small Cap Index Fund (the "Index Funds") each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series Trust ("Index Trust"), which is managed by Fund Asset Management, L.P. ("FAM"). The International Index Fund invests all of its investable assets in the Master International (Capitalization Weighted) Index Series ("International Index Series"). The Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series ("Small Cap Index Series"). The portfolios of the AMR Trust and Index Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios." Each Portfolio has an investment objective identical to the investing Fund.

         This SAI should be read in conjunction with an AMR Class or an Institutional Class prospectus, dated July 7, 2000, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 967-9009 for an Institutional Class Prospectus or (800) 433-2434 for an AMR Class Prospectus.

         This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS


Non-Principal Investment Strategies and Risks............................................................................2

Investment Restrictions..................................................................................................3

Temporary Defensive Position.............................................................................................7

Trustees and Officers of the Trust and the AMR Trust.....................................................................7

Trustees and Officers of the Index Trust.................................................................................9

Code of Ethics..........................................................................................................11

Control Persons and 5% Shareholders.....................................................................................11

Investment Advisory Agreements..........................................................................................11

Management, Administrative Services and Distribution Fees...............................................................12

Other Service Providers.................................................................................................13

Portfolio Securities Transactions.......................................................................................13

Redemptions in Kind.....................................................................................................15

Tax Information.........................................................................................................15

Yield and Total Return Quotations.......................................................................................17

Description of the Trust................................................................................................17

Other Information.......................................................................................................18

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the investment strategies described in the Prospectuses, each Fund may:

         1. Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. The Funds, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria.

         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending activities of the Large Cap Growth and Emerging Markets Portfolios. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers, the Manager or FAM, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Portfolios will not invest more than 15% of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser, the Manager or FAM, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust's Board of Trustees ("AMR Trust Board") or the Index Trust Board of Trustees, as applicable, that any Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

         In addition to the investment strategies described in the Prospectuses, the Large Cap Growth Fund and the Emerging Markets Fund may:

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the Trust's Board of Trustees ("Board"). In addition, the restrictions noted below pertaining to the Index Portfolios and the Index Trust Board of Trustees apply equally to the Index Funds and the Board.

PORTFOLIOS OF THE AMR TRUST

         In addition to the investment limitations noted in the Prospectuses, the following nine restrictions have been adopted by each Portfolio of the AMR Trust, and may be changed with respect to any such Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to a Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that each Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectuses. Each Portfolio may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, each Portfolio may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that each Portfolio may engage in when-issued securities and forward commitment transactions and may engage in foreign currency futures and forward foreign currency contracts.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. Each Portfolio may borrow money from the Manager or any of its affiliates for temporary purposes. The aggregate amount of borrowing for each Portfolio is not to exceed 10% of the value of the Portfolio's assets at the time of borrowing. Although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolios may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         Both Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law; however, pursuant to exemptive relief granted by the SEC, a Portfolio may invest up to 25% of its total assets in the aggregate of the American AAdvantage Money Market Portfolio, American AAdvantage Municipal Money Market Portfolio, and American AAdvantage U.S. Government Money Market Portfolio. A Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

INDEX PORTFOLIOS

         The following investment restrictions are "fundamental policies" of the Index Portfolios and may be changed with respect to each Index Portfolio or Index Fund only by the majority vote of the Index Portfolio's or Index Fund's outstanding interests or shares, respectively, as defined above. Whenever an Index Fund is requested to vote on a change in the fundamental policy of its corresponding Portfolio, the applicable Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Index Fund's votes representing shareholders not voting will be voted by the Board in the same proportion as the Index Fund shareholders who do, in fact, vote. Neither Index Portfolio may:

         1. Make any investment inconsistent with the Portfolio's classification as a non-diversified company under the 1940 Act.

         2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Portfolio may invest more than 25% of its total assets in securities of issuers in that industry.

         3. Make investments for the purpose of exercising control or management.

         4. Purchase or sell real estate, except that, to the extent permitted by law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Portfolio's SAI, as they may be amended from time to time.

         6. Issue senior securities to the extent such issuance would violate applicable law.

         7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in its Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and investment strategies.

         8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

         9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Portfolio's Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

         In addition, although each Index Portfolio is classified as a non-diversified fund under the 1940 Act and is not subject to the diversification requirements of the 1940 Act, each Index Portfolio is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Index Portfolios satisfy these requirements, the Index Trust's Declaration of Trust requires that each Index Portfolio be managed in compliance with the Code requirements as though such requirements were applicable to the Index Portfolios. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Portfolio's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Portfolio and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Portfolio does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Portfolio level and not at the level of the Funds based upon a ruling received from the Internal Revenue Service ("IRS") which entitles the Fund to "look through" the shares of the Portfolio to the underlying investments of the Portfolio for purposes of these diversification requirements.

         In addition, the Index Trust has adopted non-fundamental restrictions that may be changed by the Index Trust Board of Trustees without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent an Index Portfolio from investing all of its assets in shares of another registered investment company with the same investment objective (in a master-feeder structure). Under the non-fundamental restrictions, an Index Portfolio may not:

         (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Portfolios.

         (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Portfolios' prospectus or SAI.

         (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Index Trust Board of Trustees has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act (which are restricted securities that can be resold to qualified institutional buyers, but no to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

         (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

         If a percentage restriction on the investment use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

         The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Index Trust has adopted an investment policy pursuant to which neither Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (i) the market value of OTC options currently outstanding that are held by such Portfolio, (ii) the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio, (iii) and margin deposits on the Portfolio's existing OTC options on futures contracts exceeds 15% of the net assets of the Portfolio taken at market value, together with all other assets of such Portfolio that are illiquid and not otherwise readily marketable. However, if the OTC options are sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealer is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Portfolio and may be amended by the Index Trust Board of Trustees without the approval of the Portfolio's shareholders. However, the Index Trust Board of Trustees will not change or modify this policy prior to the change or modification by the SEC staff of its position.

         Index Portfolio securities generally may not be purchased from, sold or loaned to FAM or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act. Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with FAM, the Index Portfolios are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates, except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940 Act. See "Portfolio Securities Transactions."

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund may invest up to 100% of its assets in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                                      POSITION WITH
NAME, AGE AND ADDRESS                 EACH TRUST        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                 -------------     ----------------------------------------
William F. Quinn* (52)                Trustee and       President, AMR Investment Services, Inc.
                                      President         (1986-Present); Chairman, American
                                                        Airlines Employees Federal Credit Union
                                                        (1989-Present); Director, Crescent Real
                                                        Estate Equities, Inc. (1994-Present);
                                                        Vice Chairman, United Way of Tarrant
                                                        County, Texas (1988-Present); Director,
                                                        Southern Methodist University Cox School
                                                        of Business (1999-Present); Member,
                                                        Southern Methodist University Endowment
                                                        Fund Advisory Board (1996-Present);
                                                        Trustee, American AAdvantage Mileage
                                                        Funds (1995-Present); Trustee, American
                                                        Select Funds (1999-Present).

Alan D. Feld (63)                     Trustee           Partner, Akin, Gump, Strauss, Hauer &
1700 Pacific Avenue                                     Feld, LLP (1960-Present)#; Director,
Suite 4100                                              Clear Channel Communications
Dallas, Texas  75201                                    (1984-Present); Director, CenterPoint
                                                        Properties, Inc. (1994-Present); Trustee,
                                                        American AAdvantage Mileage Funds
                                                        (1996-Present); Trustee, American Select
                                                        Funds (1999-Present).

Ben J. Fortson (67)                   Trustee           President and CEO, Fortson Oil Company
301 Commerce Street                                     (1958-Present); Director, Kimbell Art
Suite 3301                                              Foundation (1964-Present); Director,
Fort Worth, Texas  76102                                Burnett Foundation (1987-Present);
                                                        Honorary Trustee, Texas Christian
                                                        University (1986-Present); Trustee,
                                                        American AAdvantage Mileage Funds
                                                        (1996-Present); Trustee, American Select
                                                        Funds (1999-Present).

John S. Justin (83)                   Trustee           Chairman (1969-Present), Chief Executive
2821 West Seventh Street                                Officer (1969-1999), Justin Industries,
Fort Worth, Texas  76107                                Inc. (a diversified holding company);
                                                        Executive Board Member, Blue Cross/Blue
                                                        Shield of Texas (1985-Present); Board
                                                        Member, Zale Lipshy Hospital
                                                        (1993-Present); Trustee, Texas Christian
                                                        University (1980-Present); Director and
                                                        Executive Board Member, Moncrief
                                                        Radiation Center (1985-Present); Trustee,
                                                        American AAdvantage Mileage Funds
                                                        (1995-Present); Trustee, American Select
                                                        Funds (1999-Present).

Stephen D. O'Sullivan* (64)           Trustee           Consultant (1994-Present); Trustee,
                                                        American AAdvantage Mileage Funds
                                                        (1995-Present); Trustee, American Select
                                                        Funds (1999-Present).


                                      POSITION WITH
NAME, AGE AND ADDRESS                 EACH TRUST        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                 ----------        ----------------------------------------
Roger T. Staubach (58)                Trustee           Chairman of the Board and Chief Executive
15601 Dallas Parkway                                    Officer of The Staubach Company (a
Suite 400                                               commercial real estate company)
Dallas, Texas 75001                                     (1982-Present); Director, Brinker
                                                        International (1993-Present); Trustee,
                                                        Institute for Aerobics Research; Member,
                                                        Executive Council, Daytop/Dallas; Member,
                                                        National Board of Governors, United Way
                                                        of America; Board of Directors, PowerUP;
                                                        former quarterback of the Dallas Cowboys
                                                        professional football team; Trustee,
                                                        American AAdvantage Mileage Funds
                                                        (1995-Present); Trustee, American Select
                                                        Funds (1999-Present).

Kneeland Youngblood (44)              Trustee           Managing Partner, Pharos Capital Group,
100 Crescent Court                                      LLC (a private equity firm)
Suite 1740                                              (1998-Present); Director, L&B Realty
Dallas, Texas 75201                                     Advisors (1998-2000); Trustee, Teachers
                                                        Retirement System of Texas (1993-1999);
                                                        Director, United States Enrichment
                                                        Corporation (1993-1998), Director, Just
                                                        For the Kids (1995-Present); Director,
                                                        Starwood Financial Trust (1998-Present);
                                                        Member, Council on Foreign Relations
                                                        (1995-Present); Trustee, American
                                                        AAdvantage Mileage Funds (1996-Present);
                                                        Trustee, American Select Funds
                                                        (1999-Present).

Nancy A. Eckl (37)                    Vice              Vice President, Trust Investments, AMR
                                      President         Investment Services, Inc. (1990-Present).

Michael W. Fields (46)                Vice              Vice President, Fixed Income Investments,
                                      President         AMR Investment Services, Inc.
                                                        (1988-Present).

Barry Y. Greenberg (37)               Vice President    Vice President, Legal and Compliance, AMR
                                      and Assistant     Investment Services, Inc. (1995-Present);
                                      Secretary         Attorney, Securities and Exchange
                                                        Commission (1988-1995).

Rebecca L. Harris (33)                Treasurer         Vice President, Finance (1995-Present),
                                                        Controller (1991-1995), AMR Investment
                                                        Services, Inc.

John B. Roberson (42)                 Vice              Vice President, Sales and Marketing, AMR
                                      President         Investment Services, Inc. (1991-Present).

Robert J. Zutz (47)                   Secretary         Partner, Kirkpatrick & Lockhart LLP (law
1800 Massachusetts Ave. NW                              firm).
2nd Floor
Washington, D.C. 20036


* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the Trust and AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

         All Trustees and officers as a group own less than 1% of the outstanding shares of each of the Funds.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American Select Funds and the AMR Trust (collectively, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to March 1, 2000, the Trusts compensated Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Beginning March 1, 2000, Mr. O'Sullivan will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table, as paid by the Funds in existence during the fiscal year ended October 31, 1999. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.


                                                                Pension or
                                        Aggregate           Retirement Benefits                                    Total
                                      Compensation          Accrued as Part of      Estimated Annual            Compensation
                                         From the             the AAdvantage          Benefits Upon               From the
Name of Trustee                      AAdvantage Trust        Trust's Expenses          Retirement             Trusts (32 Funds)
---------------                      ----------------       -------------------     ----------------          -----------------
William F. Quinn                            $0                      $0                      $0                    $0
Alan D. Feld                             $27,894                    $0                      $0                 $85,697
Ben J. Fortson                            $2,532                    $0                      $0                  $7,778
John S. Justin                              $0                      $0                      $0                    $0
Stephen D. O'Sullivan                       $0                      $0                      $0                    $0
Roger T. Staubach                         $9,439                    $0                      $0                 $28,997
Kneeland Youngblood                      $21,194                    $0                      $0                 $65,114



                    TRUSTEES AND OFFICERS OF THE INDEX TRUST

         The Index Trust Board of Trustees oversees the activities of the International Index Series and Small Cap Index Series and reviews contractual arrangements with companies that provide services to the Portfolios. The Trustees and officers of the Index Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise noted, the address of each Trustee and officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.



                                    POSITION WITH
NAME, AGE AND ADDRESS               INDEX TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------               -----------          ----------------------------------------
Terry K. Glenn (59)                 President and        Executive Vice President, FAM
                                    Trustee(1)(2)        and certain of its affiliates (which
                                                         terms as used herein include their
                                                         corporate predecessors) (1983-Present);
                                                         Executive Vice President and Director,
                                                         Princeton Services, Inc. (1993-Present);
                                                         President (1986-Present), Director
                                                         (1991-Present), Princeton Funds
                                                         Distributor, Inc. ("PFD"); President,
                                                         Princeton Administrators, L.P.
                                                         (1988-Present).

Jack B. Sunderland (71)             Trustee(2)           President and Director, American
P.O. Box 7                                               Independent Oil Company, Inc. (energy
West Cornwall, Connecticut 06796                         company) (1987-Present); Member, Council
                                                         on Foreign Relations (1971-Present).

Stephen B. Swensrud (66)            Trustee(2)           Chairman, Fernwood Advisors (investment
24 Federal Street, Suite 400                             adviser) (1996-Present); Principal,
Boston, Massachusetts 02110                              Fernwood Associates (financial
                                                         consultant) (1975-Present).

J. Thomas Touchton (61)             Trustee(2)           Managing Partner, The Witt-Touchton
Suite 3405, One Tampa City Center                        Company and its predecessor The Witt Co.
Tampa, Florida 33602                                     (private investment partnership)
                                                         (1972-Present); Trustee Emeritus,
                                                         Washington and Lee University; Director,
                                                         TECO Energy Inc. (electric utility
                                                         holding company).

Joseph T. Monagle, Jr. (51)         Senior Vice          Senior Vice President, FAM and
                                    President(1)(2)      certain of its affiliates
                                                         (1990-Present); Department Head-Global
                                                         Fixed Income Division, Merrill Lynch
                                                         Asset Management ("MLAM") and
                                                         FAM (1997-Present); Senior Vice
                                                         President, Princeton Services, Inc.
                                                         (1993-Present).

Gregory Mark Maunz (47)             Senior Vice          First Vice President (1997-Present),
                                    President(1)(2)      Vice President (1985-1997), Portfolio
                                                         Manager (1984-Present), FAM
                                                         and certain of its affiliates.

Jeffrey B. Hewson (48)              Vice                 Director-Global Fixed Income
                                    President(1)(2)      (1998-Present), Vice President
                                                         (1989-1998), Portfolio Manager
                                                         (1985-Present), FAM and
                                                         certain of its affiliates.

Eric S. Mitofsky (45)               Senior Vice          First Vice President (1997-Present),
                                    President(1)(2)      Vice President (1992-1997),
                                                         FAM and certain of its affiliates.


                                    POSITION WITH
NAME, AGE AND ADDRESS               INDEX TRUST          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------               -----------          ----------------------------------------
Christopher G. Ayoub (44)           Senior Vice          First Vice President (1998-Present),
                                    President(1)(2)      Vice President (1985-1998), FAM
                                                         and certain of its affiliates.

Richard Vella (42)                  Senior Vice          First Vice President, FAM and
                                    President(1)(2)      certain of its affiliates
                                                         (1999-Present); Managing Director-Global
                                                         Index Funds (1997-1999), Managing
                                                         Director-International Index Funds
                                                         (1995-1999), Vice
                                                         President-International Index Funds
                                                         (1990-1995), Assistant Vice
                                                         President-International Index Funds
                                                         (1987-1990), Assistant Treasurer
                                                         (1985-1986), Bankers Trust.

Frank Salerno (40)                  Senior Vice          First Vice President, FAM and
                                    President(1)(2)      certain of its affiliates
                                                         (1999-Present); Managing Director and
                                                         Chief Investment Officer-Structured
                                                         Investments (1995-1999), Managing
                                                         Director and Head-Structured Investments
                                                         (1993-1995), Domestic Head-Structured
                                                         Investments (1991-1993), Assistant Vice
                                                         President-Structured Investments
                                                         (1985-1991), Bankers Trust.

Dean D'Onofrio (41)                 Senior Vice          Managing Director and Head, Quantitative
                                    President(1)(2)      Advisors (1999-Present); Managing
                                                         Director, Corporate Institutional Client
                                                         Group (1997-1999); Managing Director
                                                         (1981-1996), Analyst-Quantitative
                                                         Investments (1981-1982), Portfolio
                                                         Manager-Quantitative Investments
                                                         (1983-1984), Head-Quantitative
                                                         Investments (1985-1989), Head-U.S.
                                                         Equity Derivatives Marketing
                                                         (1990-1993), Head-Hedge Funds and
                                                         Arbitrage Trading (1994-1996), Bankers
                                                         Trust.

Donald C. Burke (39)                Vice President       Senior Vice President and Treasurer
                                    and Treasurer(1)(2)  (1999-Present), First Vice President
                                                         (1997-1999), FAM and certain of its
                                                         affiliates (1999-Present); Senior
                                                         Vice President and Treasurer, Princeton
                                                         Services, Inc. (1999-Present); Vice
                                                         President, PFD (1999-Present); Director
                                                         of Taxation, FAM (1990-Present); Vice
                                                         President, MLAM and FAM (1990-1997).

Robert C. Doll (45)                 Senior Vice          Senior Vice President, FAM and
                                    President(1)(2)      certain of its affiliates
                                                         (1999-Present); Senior Vice President,
                                                         Princeton Services (1999-Present); Chief
                                                         Investment Officer (1999), Executive
                                                         Vice President (1991-1999), Oppenheimer
                                                         Funds, Inc.

Ira P. Shapiro (36)                 Secretary(1)(2)      First Vice President (1998-Present),
                                                         Director-Legal Advisory (1997-1998),
                                                         Vice President (1996-1997), Attorney
                                                         (1993-1997), FAM and certain of its
                                                         affiliates.

Phil Green (36)                     Senior Vice          Senior Vice President, FAM and
                                    President(1)(2)      certain of its affiliates
                                                         (1999-Present); Managing Director and
                                                         Portfolio Manager-Global Institutional
                                                         Services (1997-1999), Vice
                                                         President-Quantitative Equities (1996),
                                                         Vice President-Asset Allocation
                                                         Strategies (1994-1996), Vice
                                                         President-Foreign Exchange and Currency
                                                         Overlay Strategies (1988-1999),
                                                         Assistant Treasurer-Asset Management
                                                         Group (1985-1988), Bankers Trust.

Sidney Hoots (39)                   Senior Vice          Senior Vice President, FAM and
                                    President(1)(2)      certain of its affiliates
                                                         (1999-Present); Managing Director-Global
                                                         Institutional Services (1992-1999),
                                                         Manager-Quantitative U.S. Equities
                                                         (1991-1992), Manager-Bond Index Funds
                                                         (1986-1991), Quantitative Analyst-Index
                                                         Funds (1984-1986), Bankers Trust.


(1)  Interested person, as defined in the 1940 Act, of the Index Funds.

(2) Such Trustee or officer is a director, trustee or officer of other investment companies for which FAM or its affiliate acts as investment adviser.

         The Index Trust pays each individual who serves as a Trustee who is not affiliated with FAM or with an affiliate of FAM (each a "non-affiliated Trustee") for service to the Index Trust an annual fee of $5,000 plus $500 per meeting attended. The Index Trust also compensates members of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Trustees with a fee of $1,000 per year. The Index Trust reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

         The following table reflects fees paid to the Trustees of the Index Trust for their services to the Index Trust as a whole for the year ended December 31, 1999.


                                                                                                Total Compensation from
                                        Aggregate              Pension or Retirement             Index Trust and MLAM/
                                   Compensation from the      Benefits Accrued as Part         FAM Advised Funds Paid to
    Name of Trustee                    Index Trust            of Index Trust Expenses                 Trustees(1)
    ---------------                ---------------------      ------------------------         -------------------------
    Jack B. Sunderland                    $4,750                       $0                             $143,975
    Stephen B. Swensrud                   $4,750                       $0                             $232,250
    J. Thomas Touchton                    $4,750                       $0                             $142,725

(1) The Trustees serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Sunderland (18 registered investment companies consisting of 33 portfolios); Mr. Swensrud (30 registered investment companies consisting of 66 portfolios); Mr. Touchton (18 registered investment companies consisting of 33 portfolios).

                                 CODE OF ETHICS

         The Trust, FAM and the other investment advisers have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         The Manager is deemed to control the Funds by virtue of its ownership of more than 25% of the outstanding shares of the Funds as of July 7, 2000.

                         INVESTMENT ADVISORY AGREEMENTS

         To the extent that the Emerging Markets and Large Cap Growth Funds invest all of their investable assets in a corresponding portfolio of the AMR Trust, investment advisers receive a fee on behalf of those Portfolios, and not the corresponding Funds. The Manager has agreed to pay Goldman Sachs Asset Management an annualized advisory fee equal to 0.60% on the first $50 million, 0.50% on the next $150 million, and 0.40% over $200 million in Large Cap Growth Portfolio assets under management. The Manager has agreed to pay J.P. Morgan Investment Management an annualized advisory fee equal to 0.45% on the first $25 million and 0.40% over $25 million in Large Cap Portfolio assets under management. The Manager has agreed to pay Morgan Stanley Dean Witter Investment Management Inc. an annualized advisory fee equal to 1.15% on the first $100 million, 0.90% on the next $50 million, and 0.80% over $150 million in Emerging Markets Portfolio assets under management. The Manager has agreed to pay The Boston Company Asset Management an annualized advisory fee equal to 0.80% on the first $50 million and 0.70% over $50 million in Emerging Markets Portfolio assets under management.

         Under the terms of the Index Trust's investment advisory agreement with FAM, FAM provides the Index Trust with investment advisory and management services. Subject to the supervision of the Index Trust Board of Trustees, FAM is responsible for the actual management of each Index Portfolio and constantly reviews each Portfolio's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM.

         The investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Index Trust connected with investment and economic research, trading and investment management of the Index Trust, as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. The Index Funds and the Index Portfolios each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Index Portfolios or Trustees of the Trust who are not officers, directors or employees of FAM, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Index Portfolios or Trustees of the Trust, and any extraordinary expenses.

         As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.07% of the average daily net assets of the International Equity Index Fund.

         Each Investment Advisory Agreement between the Trust and the investment adviser will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

         SWS Financial Services, Inc. ("SWS"), located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American Select Funds.

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

         o    complying with reporting requirements;

         o    corresponding with shareholders;

         o maintaining internal bookkeeping, accounting and auditing services and records; and

         o supervising the provision of services to the Trusts by third parties.

         In addition to its oversight of the investment advisers, the Manager invests the portion of Emerging Markets and Large Cap Growth Fund assets that the investment advisers determine to be allocated to high quality short-term debt obligations.

         Under the Management Agreement, the Manager presently monitors the services provided by FAM to the Index Trust. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interest of either of the Index Fund's shareholders to withdraw its investment from the respective Index Portfolio, the Manager would become responsible for directly managing the assets of the Index Fund. In such event, the Index Fund would pay the Manager an annual fee of up to 0.10% of its average net assets, accrued daily and paid monthly.

         FAM provides administrative services to the Index Trust. The Investment Advisory Agreement obligates FAM to provide certain administrative services to the Index Trust and to pay all compensation of and furnish office space for officers and employees of the Index Trust as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. Each Index Portfolio pays all other expenses incurred in its operation, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, SEC fees, expenses of registering the shares under federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Index Portfolios. Princeton Funds Distributor, will pay certain of the expenses of the Index Portfolios incurred in connection with the offering of their shares.

                             OTHER SERVICE PROVIDERS

         The transfer agent for the Trust is State Street Bank & Trust Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. The Chase Manhattan Bank, Brooklyn, New York, serves as custodian for the assets of the International Index Series. Merrill Lynch Trust Company, Plainsboro, New Jersey, serves as the custodian for the assets of the Small Cap Index Series. Financial Data Services, Inc., Jacksonville, Florida, is the transfer agent for the Index Trust. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, Dallas, Texas and Boston, Massachusetts. The independent auditor for the Index Trust is Deloitte & Touche LLP, Princeton, New Jersey.

                        PORTFOLIO SECURITIES TRANSACTIONS

         AMR TRUST PORTFOLIOS

         Each investment adviser will place its own orders to execute securities transactions that are designed to implement the applicable AMR Trust Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, as appropriate, an investment adviser of a Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Portfolio's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Portfolio's cash flows. High portfolio activity increases a Portfolio's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Portfolios may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

         The Portfolios of the AMR Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolios. Neither the Manager nor any of the investment advisers receive any benefits from the commission recapture program. A Portfolio investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         INDEX TRUST PORTFOLIOS

        FAM places all orders for purchases and sales of the Index Portfolios' investments. Under the 1940 Act, persons affiliated with the Index Trust and persons who are affiliated with such persons are prohibited from dealing with the Index Trust as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Index Trust, including Merrill Lynch and any of its affiliates, will not serve as the Index Trust's dealer in such transactions. However, affiliated persons of the Index Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Index Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Index Trust Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

         Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the SEC has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Index Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Index Trust and annual statements as to aggregate compensation will be provided to the Index Trust. Securities may be held by, or be appropriate investments for, the Index Portfolios as well as other funds or investment advisory clients of FAM.

         Because of different objectives or other factors, a particular security may be bought for one or more clients of FAM or an affiliate when one or more clients of FAM or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Index Trust or other clients or funds for which FAM or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of FAM or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         For the period from April 9 to December 31, 1997, the Small Cap Index Series paid brokerage commissions of $60,361. The Portfolio paid no commissions to Merrill Lynch in that period. For the fiscal years ended December 31, 1998 and 1999, the Small Cap Index Series paid brokerage commissions of $50,264 and $20,124, respectively. The Portfolio paid no commissions to Merrill Lynch in 1998 or 1999. Shareholders of the Index Funds bear only their pro-rata portion of the brokerage commissions.

         In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Portfolio, to the Manager, FAM and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment advisers are also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion. The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Index Trust Board of Trustees, FAM or an affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Supplemental investment research obtained from such broker-dealers might be used by FAM in servicing all of its accounts and all such research might not be used by FAM in connection with the Index Portfolios. Consistent with the Conduct Rules of the National Association of Securities Dealers and policies established by Trustees, FAM may consider sales of shares of the Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To qualify as a regulated investment company ("RIC") under the Code, each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity
                  Fund) foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

         o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and, in the case of the Emerging Markets and International Index Funds, net gains from foreign currency transactions).

         Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

         Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         If one of the Portfolios acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. These Portfolios currently do not intend to acquire securities that are considered PFICs.

         Hedging strategies, such as entering into forward contracts and selling and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses a Portfolio realizes in connection therewith. The Emerging Markets and International Index Funds' respective share of their Portfolio's (1) income from foreign currencies (except certain gains that may be excluded by future regulations) and (2) income from transactions in futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will qualify as allowable income for those Funds under the Income Requirement. The Large Cap Growth and Small Cap Index Funds' share of their corresponding Portfolios' income from options and futures contracts will qualify as allowable income under the Income Requirement.

         Dividends and interest received by the Emerging Markets Portfolio and the International Index Series, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

TAXATION OF THE FUNDS' SHAREHOLDERS

         A portion of the dividends from a Fund's investment company taxable income, whether received in cash or paid in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's share of the aggregate dividends received by its corresponding Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. No dividends paid by the Emerging Markets or International Index Fund are expected to be eligible for this deduction.

         If more than 50% of the value of the Emerging Markets or International Index Fund's total assets (including its share of its corresponding Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the IRS that will enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign and U.S. possessions income taxes paid by the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective share of the Portfolio's income from foreign and U.S. possessions sources and the taxes paid by the Portfolio to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on

Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         The advertised total return for a class of a Fund is calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                         (n)
                                 P(1 + T)   = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         Each class of a Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a class of a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

         Each Fund may give total returns from inception using the date when the current managers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

         In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of a Fund's returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Funds may mention that the Funds offer a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Advertisements for the Emerging Markets and International Index Funds may compare the differences between domestic and foreign investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees.

         The corresponding Portfolios of the Large Cap Growth and the Emerging Markets Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)--ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities--Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

         Bank Deposit Notes--Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances--Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Cash Equivalents--Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit--Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Cover--Transactions using forward contracts, futures contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Commercial Paper--Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Derivatives--Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls--A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Emerging Markets--The Emerging Markets Portfolio will invest in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as
(i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Portfolio's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

         Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Portfolio. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Portfolio could lose the entire value of its investments in the affected markets.

         Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable.

Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Portfolio's acquisition or disposal of securities.

         Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

         Eurodollar and Yankeedollar obligations--Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Forward Foreign Currency Exchange Contracts--A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The corresponding Portfolios of the Emerging Markets and International Index Funds may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, a Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward contracts may also serve as short hedges -- for example, a Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

         The cost to a Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government--Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts--Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The use of futures contracts by the Index Portfolios is explained further under "Index Futures Contracts and Options on Index Futures Contracts."

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts.

         Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although an investment adviser believes that use of such contracts will benefit a particular Portfolio, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, a Portfolio's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         Illiquid Securities--Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts--The Portfolios may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts--U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts--The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, that Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the index. For example, a Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk a Portfolio assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

                  Futures Contracts on Stock Indices--The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio's total assets.

                  Options on Securities Indices--The Portfolios may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolios may forgo the benefits of appreciation on the index or may pay more than the market price or the index pursuant to call and put options written by the Portfolios.

                  By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the index above the exercise price. By writing a covered put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.

                  Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

                  The Portfolios have adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Portfolios' activities in index options also may be restricted by the requirements of the Code, for qualification as a RIC.

                  The hours of trading for options on an Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, an investment adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices--A Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Loan Participation Interests--Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions--Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board or the Index Trust Board of Trustees, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board or the Index Trust Board of Trustees, as appropriate, to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board or the Index Trust Board of Trustees, as appropriate.

         Mortgage-Backed Securities--Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")--CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates--Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")--GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")--Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")--Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations--Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Ratings of Long-Term Obligations--The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

         The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Duff & Phelps' four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

         Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Short-Term Obligations--The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements--A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the Index Trust Board of Trustees, as appropriate, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board and the Index Trust Board of Trustees. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board or the Index Trust Board of Trustees, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements--The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Rights and Warrants--Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

         Section 4(2) Securities--Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The AMR Trust Board, the Index Trust Board of Trustees and the applicable investment adviser will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Short Sales--In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the investment adviser may sell a security a Portfolio does not own, or in an amount greater than the Portfolio owns (i.e., make short sales). With respect to the Index Portfolios, such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Generally, to complete a short sale transaction, a Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Portfolio replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

         U.S. Government Securities--U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development

Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations--U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Variable Rate Auction and Residual Interest Obligations--Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

         When-Issued and Forward Commitment Transactions--For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION

Item 23.    Exhibits
--------    --------

(a)         Declaration of Trust - (iv)

(b)         Bylaws - (iv)

(c)         Voting trust agreement -- none

(d)(i)(A)   Fund Management Agreement between American AAdvantage Funds and AMR
            Investment Services, Inc. dated April 3, 1987+

   (i)(B)   Supplement to Fund Management Agreement dated August 1, 1994 - (iv)

   (i)(C)   Supplement to Fund Management Agreement dated August 1, 1995 - (iv)

   (i)(D)   Supplement to Fund Management Agreement dated November 1, 1995*

   (i)(E)   Amendment to Schedule A of Fund Management Agreement dated December
            1, 1995 - (i)

   (i)(F)   Supplement to Fund Management Agreement dated December 17, 1996 -
            (ii)

   (i)(G)   Supplement to Fund Management Agreement dated July 25, 1997 - (iii)

   (i)(H)   Supplement to Fund Management Agreement dated September 1, 1998 -
            (vi)

   (i)(I)   Supplement to Fund Management Agreement dated January 1, 1999*

   (i)(J)   Supplemental Terms and Conditions to the Management Agreement dated
            - May 19, 2000 - filed herewith

   (ii)(A)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and Independence Investment Associates, Inc. dated November 1, 1995
            - (iv)

   (ii)(B)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and Morgan Stanley Asset Management Inc. dated November 1, 1995 -
            (iv)

   (ii)(C)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and Templeton Investment Counsel, Inc. dated November 1, 1995 - (iv)

   (ii)(D)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and Barrow, Hanley, Mewhinney & Strause, Inc. dated November 1, 1995
            - (iv)

   (ii)(E)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and GSB Investment Management, Inc. dated November 1, 1995 - (iv)

   (ii)(F)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and Brandywine Asset Management, Inc. dated January 16, 1998 - (v)

   (ii)(G)  Investment Advisory Agreement between AMR Investment Services, Inc.
            and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated November 12, 1996 -
            (ii)


   (ii)(H)  Form of Investment Advisory Agreement between AMR Investment
            Services, Inc. and Lazard Asset Management*

   (ii)(I)  Amendment to Schedule A of Advisory Agreement between AMR Investment
            Services, Inc. and Brandywine Asset Management, Inc. dated October
            15, 1998 - (vi)

   (ii)(J)  Amendment to Schedule A to of Advisory Agreement between AMR
            Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P.
            dated October 15, 1998 - (vi)

   (ii)(K)  Form of Amendment to Schedule A of Advisory Agreement between AMR
            Investment Services, Inc. and Independence Investment Associates,
            Inc.*

   (ii)(L)  Investment Advisory Agreement - to be filed

   (iii)(A) Administrative Services Agreement between the American AAdvantage
            Funds and AMR Investment Services, Inc. dated November 21, 1997 -
            (iv)

   (iii)(B) Supplement to Administrative Services Agreement dated September 1,
            1998 - (vi)

   (iii)(C) Supplement to Administrative Services Agreement dated January 1,
            1999*

   (iv)     Administrative Services Plan for the Platinum Class - (iv)

   (v)(A)   Administrative Agreement for S&P 500 Index Fund with Bankers Trust
            Company- (iv)

      (B)   Administrative Agreement for S&P 500 Index Fund with State Street
            Bank & Trust Company*

      (C)   Administrative Agreement for Small Cap Index Fund and International
            Equity Index Fund - filed herewith

(e)         Distribution Agreement among the American AAdvantage Funds, the
            American AAdvantage Mileage Funds and Brokers Transaction Services,
            Inc. dated September 1, 1995 - (iv)

(f)         Bonus, profit sharing or pension plans - none

(g)(i)      Custodian Agreement between the American AAdvantage Funds and State
            Street Bank and Trust Company dated December 1, 1997 - (v)

   (ii)     Amendment to Custodian Agreement to add Small Cap Value Fund on
            January 1, 1999 - filed herewith

   (iii)    Form of Amendment to Custodian Agreement to add four new AAdvantage
            Funds on July 31, 2000 - filed herewith

(h)(i)      Transfer Agency and Service Agreement between the American
            AAdvantage Funds-and State Street Bank and Trust Company dated
            January 1, 1998 - (v)


   (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund on January 1, 1999 - filed herewith

   (iii)    Form of Amendment to Transfer Agency Agreement to add four new
            AAdvantage Funds on July 31, 2000 - filed herewith

   (iv)     Securities Lending Authorization Agreement between American
            AAdvantage Funds and State Street Bank and Trust Company dated
            January 2, 1998 - (v)

   (v)      Service Plan Agreement for the American AAdvantage Funds PlanAhead
            Class dated August 1, 1994 - (iv)

   (vi)     Credit Agreement between American AAdvantage Funds and AMR
            Investment Services, Inc., dated December 1, 1999*

   (vii)    Form of Amendment to Credit Agreement to add Large Cap Growth and
            Emerging Markets Portfolios and the four AAdvantage Funds on July
            31, 2000 - filed herewith

   (viii)   Administrative Services Agreement among American AAdvantage Funds,
            American AAdvantage Mileage Funds, AMR Investment Services Trust,
            AMR Investment Services, Inc. and State Street Bank and Trust
            Company dated November 29, 1999*

(i)         Opinion and consent of counsel - filed herewith

(j)         Consent of Independent Auditors - none

(k)         Financial statements omitted from prospectus - none

(l)         Letter of investment intent - (iv)

(m)(i)      Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR
            Classes - (iv)

   (ii)     Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

(n)         Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

(p)(i)      Codes of Ethics of Registrant, American AAdvantage Mileage Funds,
            American Select Funds and AMR Investment Services Trust - filed herewith (ii) Code of Ethics of AMR Investments - filed herewith

   (iii)    Codes of Ethics of each Investment Adviser - filed herewith


Other Exhibits - Powers of Attorney for all Trustees - (ii)
-------------------------

+ Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.


(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.

(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

* Incorporated by reface to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.



Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
                  Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

             (i) such Covered Person shall have provided appropriate security for such undertaking;

             (ii) the Trust is insured against losses arising out of any such advance payments; or

             (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I.    Business and Other Connections of Investment Manager

     AMR Investment Services, Inc. (the "Manager"), 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

          II. Business and Other Connections of Investment Advisers

     The investment advisers listed below provide investment advisory services to the Trust.

     Barrow, Hanley, Mewhinney & Strauss, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

     Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

     GSB Investment Management, Inc., 301 Commerce Street, Suite 1501, Fort Worth, Texas 76102.

     Hotchkis and Wiley, 800 West Sixth Street, 5th Floor, Los Angeles, California 90017.

     Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109.

     Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112.

     Templeton Investment Counsel, Inc. 500 East Broward Blvd., Ft. Lauderdale, Florida 33394.

     Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust and the American AAdvantage Mileage Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
----                                   -------------------                                  ---------------
Sue H. Peden                           Chief Executive Officer                              None


Raymond E. Wooldridge                  Chairman                                             None

Dianna Boswell                         President                                            None

Diana Burrell                          Vice President                                       None

Diane Scott                            Assistant Vice President                             None

     The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28. Location of Accounts and Records

     The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows:
31a-1(b)(1) - in the physical possession of the Trust's custodian; 31a-1(b)(2)(i),(ii)&(iii) - in the physical possession of the Trust's custodian 31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent 31a-1(b)(4) - in the physical possession of the Trust's Manager
31a-1(b)(5) - in the physical possession of the Trust's investment advisers 31a-1(b)(6) - A record of other purchases or sales etc. - in the physical possession of the Trust's Manager, investment advisers and custodian 31a-1(b)(7) - in the physical possession of the Trust's custodian
31a-1(b)(8) - in the physical possession of the Trust's custodian
31a-1(b)(9) - in the physical possession of the Trust's investment advisers 31a-1(b)(10) - inthe physical possession of the Trust's Manager
31a-1(b)(11) - in the physical possession of the Trust's Manager
31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29. Management Services

     All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

     Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on July 7, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                      AMERICAN AADVANTAGE FUNDS

                                      By: /s/ William F. Quinn
                                         ---------------------
                                              William F. Quinn
                                              President
Attest:


/s/ Barry Y. Greenberg
----------------------
    Barry Y. Greenberg
    Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                              Date
---------                                    -----                              ----

/s/ William F. Quinn                         President and                      July 7, 2000
----------------------------------             Trustee
William F. Quinn


Alan D. Feld*                                Trustee                            July 7, 2000
----------------------------------
Alan D. Feld


Ben J. Fortson*                              Trustee                            July 7, 2000
----------------------------------
Ben J. Fortson


John S. Justin*                              Trustee                            July 7, 2000
----------------------------------
John S. Justin


Stephen D. O'Sullivan*                       Trustee                            July 7, 2000
----------------------------------
Stephen D. O'Sullivan


Roger T. Staubach*                           Trustee                            July 7, 2000
----------------------------------
Roger T. Staubach


Dr. Kneeland Youngblood *                    Trustee                            July 7, 2000
----------------------------------
Dr. Kneeland Youngblood


*By /s/ William F. Quinn
    ------------------------------
    William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on July 7, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       AMR INVESTMENT SERVICES TRUST



                                       By: /s/ William F. Quinn
                                           --------------------
                                               William F. Quinn
                                               President

Attest:


/s/ Barry Y. Greenberg
----------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                       Title                             Date
---------                                       -----                             ----

/s/ William F. Quinn                        President and Trustee              July 7, 2000
-----------------------------------
William F. Quinn

Alan D. Feld*                               Trustee                            July 7, 2000
-------------------------------------
Alan D. Feld

Ben J. Fortson*                             Trustee                            July 7, 2000
-------------------------------------
Ben J. Fortson

John S. Justin*                             Trustee                            July 7, 2000
-------------------------------------
John S. Justin

Stephen D. O'Sullivan*                      Trustee                            July 7, 2000
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                          Trustee                            July 7, 2000
---------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *                   Trustee                            July 7, 2000
---------------------------
Dr. Kneeland Youngblood

*By /s/ William F. Quinn
    ----------------------------------
    William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Quantitative Master Series Trust the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on July 7, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                       QUANTITATIVE MASTER SERIES TRUST



                                       By: /s/ Terry K. Glenn
                                           ------------------
                                               Terry K. Glenn
                                               President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----

/s/ Terry K. Glenn                    Trustee                 July 7, 2000
-------------------
Terry K. Glenn

Jack B. Sunderland*                   Trustee                 July 7, 2000
-------------------
Jack B. Sunderland

Stephen B. Swensrud*                  Trustee                 July 7, 2000
-------------------
Stephen B. Swensrud

J. Thomas Touchton*                   Trustee                 July 7, 2000
-------------------
J. Thomas Touchton



*By /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn, Attorney-in-Fact

                                INDEX TO EXHIBITS


EXHIBIT
NUMBER            DESCRIPTION
------            -----------

(a)               Declaration of Trust - (iv)

(b)               Bylaws - (iv)

(c)               Voting trust agreement -- none

(d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc. dated April 3, 1987+

   (i)(B)         Supplement to Fund Management Agreement dated August 1, 1994 -
                  (iv)

   (i)(C)         Supplement to Fund Management Agreement dated August 1, 1995 -
                  (iv)

   (i)(D)         Supplement to Fund Management Agreement dated November 1,
                  1995*

   (i)(E)         Amendment to Schedule A of Fund Management Agreement dated
                  December 1, 1995 - (i)

   (i)(F)         Supplement to Fund Management Agreement dated December 17,
                  1996 - (ii)

   (i)(G)         Supplement to Fund Management Agreement dated July 25, 1997 -
                  (iii)

   (i)(H)         Supplement to Fund Management Agreement dated September 1,
                  1998 - (vi)

   (i)(I)         Supplement to Fund Management Agreement dated January 1, 1999*

   (i)(J) Supplemental Terms and Conditions to the Management Agreement dated May 19, 2000 - filed herewith

   (ii)(A)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Independence Investment Associates, Inc. dated
                  November 1, 1995 - (iv)

   (ii)(B)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Morgan Stanley Asset Management Inc. dated November
                  1, 1995 - (iv)

   (ii)(C)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Templeton Investment Counsel, Inc. dated November 1,
                  1995 - (iv)

   (ii)(D)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Barrow, Hanley, Mewhinney & Strause, Inc. dated
                  November 1, 1995 - (iv)

   (ii)(E)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and GSB Investment Management, Inc. dated November 1,
                  1995 - (iv)

   (ii)(F)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Brandywine Asset Management, Inc. dated January 16,
                  1998 - (v)

   (ii)(G)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Hotchkis and Wiley, a division of the Capital
                  Management Group of Merrill Lynch Asset Management, L.P. dated
                  November 12, 1996 - (ii)

   (ii)(H)        Form of Investment Advisory Agreement between AMR Investment
                  Services, Inc. and Lazard Asset Management*

   (ii)(I)        Amendment to Schedule A of Advisory Agreement between AMR
                  Investment Services, Inc. and Brandywine Asset Management,
                  Inc. dated October 15, 1998 - (vi)

   (ii)(J)        Amendment to Schedule A to of Advisory Agreement between AMR
                  Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                  Management, L.P. dated October 15, 1998 - (vi)

   (ii)(K)        Form of Amendment to Schedule A of Advisory Agreement between
                  AMR Investment Services, Inc. and Independence Investment
                  Associates, Inc.*

   (ii)(L)        Investment Advisory Agreement - to be filed

   (iii)(A)       Administrative Services Agreement between the American
                  AAdvantage Funds and AMR Investment Services, Inc. dated
                  November 21, 1997 - (iv)

   (iii)(B)       Supplement to Administrative Services Agreement dated
                  September 1, 1998 - (vi)

   (iii)(C)       Supplement to Administrative Services Agreement dated January
                  1, 1999*

   (iv)           Administrative Services Plan for the Platinum Class - (iv)

   (v)(A)         Administrative Agreement for S&P 500 Index Fund with Bankers
                  Trust Company - (iv)

      (B)         Administrative Agreement for S&P 500 Index Fund with State
                  Street Bank & Trust Company*

      (C)         Administrative Agreement for Small Cap Index Fund and
                  International Equity Index Fund - filed herewith

(e) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds and Brokers Transaction
                  Services, Inc. dated September 1, 1995 - (iv)

(f)               Bonus, profit sharing or pension plans - none

(g)(i)            Custodian Agreement between the American AAdvantage Funds and
                  State Street Bank and Trust Company dated December 1, 1997 -
                  (v)

   (ii) Amendment to Custodian Agreement to add Small Cap Value Fund on January 1, 1999 - filed herewith

   (iii)          Form of Amendment to Custodian Agreement to add four new
                  AAdvantage Funds on July 31, 2000 - filed herewith

(h)(i)            Transfer Agency and Service Agreement between the American
                  AAdvantage Funds-and State Street Bank and Trust Company dated
                  January 1, 1998 - (v)

   (ii)           Amendment to Transfer Agency Agreement to add Small Cap Value
                  Fund on January 1, 1999 - filed herewith

   (iii)          Form of Amendment to Transfer Agency Agreement to add four new
                  AAdvantage Funds on July 31, 2000 - filed herewith

   (iv)           Securities Lending Authorization Agreement between American
                  AAdvantage Funds and State Street Bank and Trust Company dated
                  January 2, 1998 - (v)

   (v)            Service Plan Agreement for the American AAdvantage Funds
                  PlanAhead Class dated August 1, 1994 - (iv)

   (vi)           Credit Agreement between American AAdvantage Funds and AMR
                  Investment Services, Inc., dated December 1, 1999*

   (vii) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds on July 31, 2000 - filed herewith

   (viii)         Administrative Services Agreement among American AAdvantage
                  Funds, American AAdvantage Mileage Funds, AMR Investment
                  Services Trust, AMR Investment Services, Inc. and State Street
                  Bank and Trust Company dated November 29, 1999*

(i)               Opinion and consent of counsel - filed herewith

(j)               Consent of Independent Auditors - none

(k)               Financial statements omitted from prospectus - none

(l)               Letter of investment intent - (iv)

(m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

   (ii)           Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

(n)               Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

(p)(i)            Codes of Ethics of Registrant, American AAdvantage Mileage
                  Funds, American Select Funds and AMR Investment Services Trust
                  - filed herewith

   (ii)           Code of Ethics of AMR Investments - filed herewith

   (iii)          Codes of Ethics of each Investment Adviser - filed herewith

Other Exhibits - Powers of Attorney for all Trustees - (ii)

----------

+ Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.

(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

* Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.